Information on staff and remuneration - Employee warrant programs (Details) - Employee warrant programs - item			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2016	Dec. 31, 2019
Disclosure of Information on staff and remuneration
Premium on prior days close price (as a percent)			10.00%
Expiration period of warrants			5 years
Vested period of warrants			3 years
Percentage of warrants vesting per month from the date of grant			2.78%
Percentage of warrants vesting after one year from the date of grant			0.33%
Percentage of warrants vesting after two year from the date of grant			0.33%
Percentage of warrants vesting after three year from the date of grant			0.33%
Frequency of exercises of warrants			4
Period for calculating the volatility rate	4 years	5 years
Vesting period for calculating the volatility rate	3 years
Percentage of exercise period for calculating the volatility	50.00%
Exercise period for calculating the volatility	2 years